Related Parties - Schedule of Significant Transactions with Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Significant Transactions with Related Parties [Abstract]
Revenues	$ 831,221	$ 785,384
Agency fees	(171,699)	(147,697)
Interest on convertible loans	(1,571,069)
Content recharge expenses	(42,491,872)	(20,649,999)
Marketing recharge expenses	(150,000)	(159,787)
Shared resources recharge expenses, net	(675,418)	(285,527)
Revenues	$ 2,427,208	$ 3,281,719